NOTE 17 - Related Parties Transactions: Schedule of Related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Due to the CEO
For the year ended December	$ 196	$ 231
Due to a close member of the Chairman of the Board (*)
For the year ended December	(56)	688
Due to the CFO (*)
For the year ended December	$ 62	$ 199